Distribution Date:	12/12/23	COMM 2014-CCRE15 Mortgage Trust
Determination Date:	12/06/23
Next Distribution Date:	01/12/24
Record Date:	11/30/23	Commercial Mortgage Pass-Through Certificates
Series 2014-CCRE15
Revision of the Distribution Date Statement of December 2023 and January 2024
Servicer revised the December reporting to pass additional Curtailment of 10,897,435.90 on Loan # 30306490. January reporting was also revised accordingly to account for the updated loan balance.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	15		David Rodgers	(212) 230-9025
Principal Prepayment Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
		Controlling Class	LibreMax Value Master Fund, Ltd.
Specially Serviced Loan Detail - Part 2	21	Representative
Modified Loan Detail	22		-
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12591RAW0	1.218000%	45,918,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12591RAX8	2.928000%	301,405,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12591RAY6	3.595000%	64,708,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12591RAZ3	3.796000%	80,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12591RBA7	4.074000%	213,393,000.00	184,474,956.24	61,682,091.08	626,292.48	0.00	0.00	62,308,383.56	122,792,865.16	69.78%	30.00%
A-M	12591RBC3	4.426000%	54,166,000.00	54,166,000.00	0.00	199,782.26	0.00	0.00	199,782.26	54,166,000.00	56.45%	24.63%
B	12591RBD1	4.508671%	74,322,000.00	74,322,000.00	0.00	279,244.54	0.00	0.00	279,244.54	74,322,000.00	38.15%	17.25%
C	12591RBF6	4.558671%	41,569,000.00	41,569,000.00	0.00	157,916.16	0.00	0.00	157,916.16	41,569,000.00	27.92%	13.13%
D	12591RAE0	4.558671%	41,570,000.00	41,570,000.00	0.00	157,919.96	0.00	0.00	157,919.96	41,570,000.00	17.69%	9.00%
E	12591RAG5	4.058671%	21,414,000.00	21,414,000.00	0.00	72,426.98	0.00	0.00	72,426.98	21,414,000.00	12.42%	6.88%
F	12591RAJ9	4.000000%	21,415,000.00	21,415,000.00	0.00	71,383.33	0.00	0.00	71,383.33	21,415,000.00	7.15%	4.75%
G*	12591RAL4	4.000000%	47,868,704.00	29,040,305.39	0.00	73,098.72	0.00	0.00	73,098.72	29,040,305.39	0.00%	0.00%
V-1	12591RAP5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V-2	12591RAR1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12591RAS9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12591RAU4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,007,748,708.00	467,971,261.63	61,682,091.08	1,638,064.43	0.00	0.00	63,320,155.51	406,289,170.55

X-A	12591RBB5	0.404775%	759,590,000.00	238,640,956.24	0.00	80,496.60	0.00	0.00	80,496.60	176,958,865.16
X-B	12591RAA8	0.023600%	157,461,000.00	157,461,000.00	0.00	3,096.75	0.00	0.00	3,096.75	157,461,000.00
X-C	12591RAC4	0.541190%	90,697,704.00	71,869,305.39	0.00	32,412.43	0.00	0.00	32,412.43	71,869,305.39
Notional SubTotal			1,007,748,704.00	467,971,261.63	0.00	116,005.78	0.00	0.00	116,005.78	406,289,170.55

Deal Distribution Total					61,682,091.08	1,754,070.21	0.00	0.00	63,436,161.29

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and
	dividing the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in
	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12591RAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12591RAX8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12591RAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12591RAZ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12591RBA7	864.48457185	289.05395716	2.93492514	0.00000000	0.00000000	0.00000000	0.00000000	291.98888230	575.43061469
A-M	12591RBC3	1,000.00000000	0.00000000	3.68833327	0.00000000	0.00000000	0.00000000	0.00000000	3.68833327	1,000.00000000
B	12591RBD1	1,000.00000000	0.00000000	3.75722586	0.00000000	0.00000000	0.00000000	0.00000000	3.75722586	1,000.00000000
C	12591RBF6	1,000.00000000	0.00000000	3.79889244	0.00000000	0.00000000	0.00000000	0.00000000	3.79889244	1,000.00000000
D	12591RAE0	1,000.00000000	0.00000000	3.79889247	0.00000000	0.00000000	0.00000000	0.00000000	3.79889247	1,000.00000000
E	12591RAG5	1,000.00000000	0.00000000	3.38222565	0.00000000	0.00000000	0.00000000	0.00000000	3.38222565	1,000.00000000
F	12591RAJ9	1,000.00000000	0.00000000	3.33333318	0.00000000	0.00000000	0.00000000	0.00000000	3.33333318	1,000.00000000
G	12591RAL4	606.66579546	0.00000000	1.52706704	0.49515232	37.89476460	0.00000000	0.00000000	1.52706704	606.66579546
V-1	12591RAP5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V-2	12591RAR1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12591RAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12591RAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12591RBB5	314.17074506	0.00000000	0.10597375	0.00000000	0.00000000	0.00000000	0.00000000	0.10597375	232.96629124
X-B	12591RAA8	1,000.00000000	0.00000000	0.01966677	0.00000000	0.00000000	0.00000000	0.00000000	0.01966677	1,000.00000000
X-C	12591RAC4	792.40490355	0.00000000	0.35736770	0.00000000	0.00000000	0.00000000	0.00000000	0.35736770	792.40490355

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	11/01/23 - 11/30/23	30	0.00	626,292.48	0.00	626,292.48	0.00	0.00	0.00	626,292.48	0.00
A-M	11/01/23 - 11/30/23	30	0.00	199,782.26	0.00	199,782.26	0.00	0.00	0.00	199,782.26	0.00
B	11/01/23 - 11/30/23	30	0.00	279,244.54	0.00	279,244.54	0.00	0.00	0.00	279,244.54	0.00
C	11/01/23 - 11/30/23	30	0.00	157,916.16	0.00	157,916.16	0.00	0.00	0.00	157,916.16	0.00
D	11/01/23 - 11/30/23	30	0.00	157,919.96	0.00	157,919.96	0.00	0.00	0.00	157,919.96	0.00
E	11/01/23 - 11/30/23	30	0.00	72,426.98	0.00	72,426.98	0.00	0.00	0.00	72,426.98	0.00
F	11/01/23 - 11/30/23	30	0.00	71,383.33	0.00	71,383.33	0.00	0.00	0.00	71,383.33	0.00
G	11/01/23 - 11/30/23	30	1,790,270.97	96,801.02	0.00	96,801.02	23,702.30	0.00	0.00	73,098.72	1,813,973.27
X-A	11/01/23 - 11/30/23	30	0.00	80,496.60	0.00	80,496.60	0.00	0.00	0.00	80,496.60	0.00
X-B	11/01/23 - 11/30/23	30	0.00	3,096.75	0.00	3,096.75	0.00	0.00	0.00	3,096.75	0.00
X-C	11/01/23 - 11/30/23	30	0.00	32,412.43	0.00	32,412.43	0.00	0.00	0.00	32,412.43	0.00
V-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,790,270.97	1,777,772.51	0.00	1,777,772.51	23,702.30	0.00	0.00	1,754,070.21	1,813,973.27

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties		Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12591RBC3	4.426000%	54,166,000.00	54,166,000.00	0.00	199,782.26		0.00	0.00	199,782.26	54,166,000.00
A-M (PEZ)	12591RBC3	N/A	0.01	0.00	0.00	0.00		0.00	0.00	0.00	0.00
B (Cert)	12591RBD1	4.508671%	74,322,000.00	74,322,000.00	0.00	279,244.54		0.00	0.00	279,244.54	74,322,000.00
B (PEZ)	12591RBD1	N/A	0.01	0.00	0.00	0.00		0.00	0.00	0.00	0.00
C (Cert)	12591RBF6	4.558671%	41,569,000.00	41,569,000.00	0.00	157,916.16		0.00	0.00	157,916.16	41,569,000.00
C (PEZ)	12591RBF6	N/A	0.01	0.00	0.00	0.00		0.00	0.00	0.00	0.00
Regular Interest Total			170,057,000.03	170,057,000.00	0.00	636,942.96		0.00	0.00	636,942.96	170,057,000.00

Exchangeable Certificate Details
PEZ	12591RBE9	N/A	0.01	0.00	0.00	0.00		0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00		0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	63,436,161.29
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,786,158.82	Master Servicing Fee	5,846.95
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	1,754.89
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	194.99
ARD Interest	0.00	Operating Advisor Fee	589.48
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	8,386.30
Total Interest Collected	1,786,158.82

Principal		Expenses/Reimbursements
Scheduled Principal	39,058,104.74	Reimbursement for Interest on Advances	(17.23)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	11,726,550.47	Special Servicing Fees (Monthly)	22,936.44
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	783.09
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	10,897,435.90	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	61,682,091.11	Total Expenses/Reimbursements	23,702.30

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,754,070.21
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	61,682,091.08
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	63,436,161.29
Total Funds Collected	63,468,249.93	Total Funds Distributed	63,468,249.89

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	467,971,261.63	467,971,261.63	Beginning Certificate Balance	467,971,261.63
(-) Scheduled Principal Collections	39,058,104.74	39,058,104.74	(-) Principal Distributions	61,682,091.08
(-) Unscheduled Principal Collections	22,623,986.37	22,623,986.37	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.03)	(0.03)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	406,289,170.55	406,289,170.55	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	465,625,930.22	465,625,930.22	Ending Certificate Balance	406,289,170.55
Ending Actual Collateral Balance	417,535,835.88	417,535,835.88

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.56%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	31,466,352.87	7.74%	1	5.1301	NAP	Defeased	2	31,466,352.87	7.74%	1	5.1301	NAP
	9,999,999 or less	3	14,438,533.51	3.55%	1	5.2244	1.497778	1.19 or less	4	123,417,880.21	30.38%	(35)	3.4430	0.860742
10,000,000 to 24,999,999		5	58,969,973.45	14.51%	1	5.2085	1.598710	1.20 to 1.29	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 39,999,999		2	62,878,418.94	15.48%	1	5.0651	1.042651	1.30 to 1.39	2	20,151,772.33	4.96%	2	5.1858	1.340000
40,000,000 to 69,999,999		1	64,577,060.24	15.89%	1	4.9220	1.460000	1.40 to 1.49	1	64,577,060.24	15.89%	1	4.9220	1.460000
	70,000,000 or greater	2	173,958,831.54	42.82%	(25)	3.8773	1.393326	1.50 to 1.59	1	10,994,294.13	2.71%	1	5.0600	1.550000
	Totals	15	406,289,170.55	100.00%	(10)	4.5653	1.376330	1.60 to 1.69	3	141,426,789.98	34.81%	1	5.0490	1.652688
								1.70 to 1.79	0	0.00	0.00%	0	0.0000	0.000000
								1.80 to 1.89	0	0.00	0.00%	0	0.0000	0.000000
								1.90 to 1.99	0	0.00	0.00%	0	0.0000	0.000000
								2.00 or greater	2	14,255,020.79	3.51%	1	5.3617	2.794345
								Totals	15	406,289,170.55	100.00%	(10)	4.5653	1.376330
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is
	used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	31,466,352.87	7.74%	1	5.1301	NAP
							Defeased	2	31,466,352.87	7.74%	1	5.1301	NAP
California	3	132,703,160.20	32.66%	1	5.0533	1.372079
							Lodging	2	22,485,109.01	5.53%	1	5.3097	2.035339
Florida	1	2,587,284.90	0.64%	2	5.3470	3.310000
							Mixed Use	1	10,604,484.24	2.61%	1	5.2720	1.620000
Indiana	3	24,220,485.28	5.96%	1	5.1167	1.106449
							Multi-Family	3	20,328,693.34	5.00%	1	5.0836	1.453574
Louisiana	1	10,817,373.12	2.66%	2	5.2500	1.340000
							Office	5	227,779,002.68	56.06%	1	5.0113	1.432879
Mississippi	1	2,516,849.40	0.62%	2	5.5170	0.220000
							Other	1	73,635,308.04	18.12%	(60)	2.3000	1.030000
New Mexico	1	30,498,782.24	7.51%	1	5.0175	1.640000
							Retail	3	19,990,220.37	4.92%	1	5.1994	1.170986
New York	3	148,816,852.52	36.63%	(29)	3.6496	1.258635
							Totals	17	406,289,170.55	100.00%	(10)	4.5653	1.376330
Oregon	1	11,667,735.89	2.87%	1	5.3650	2.680000

Texas	1	10,994,294.13	2.71%	1	5.0600	1.550000

Totals	17	406,289,170.55	100.00%	(10)	4.5653	1.376330

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	31,466,352.87	7.74%	1	5.1301	NAP	Defeased	2	31,466,352.87	7.74%	1	5.1301	NAP
	4.2499% or less	1	73,635,308.04	18.12%	(60)	2.3000	1.030000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	0	0.00	0.00%	0	0.0000	0.000000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	12	301,187,509.64	74.13%	1	5.0601	1.468459	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	15	406,289,170.55	100.00%	(10)	4.5653	1.376330	49 months or greater	13	374,822,817.68	92.26%	(11)	4.5179	1.382322
								Totals	15	406,289,170.55	100.00%	(10)	4.5653	1.376330
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	31,466,352.87	7.74%	1	5.1301	NAP	Defeased	2	31,466,352.87	7.74%	1	5.1301	NAP
	60 months or less	13	374,822,817.68	92.26%	(11)	4.5179	1.382322	Interest Only	1	73,635,308.04	18.12%	(60)	2.3000	1.030000
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	15	406,289,170.55	100.00%	(10)	4.5653	1.376330	121 months or more	12	301,187,509.64	74.13%	1	5.0601	1.468459
								Totals	15	406,289,170.55	100.00%	(10)	4.5653	1.376330
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	31,466,352.87	7.74%	1	5.1301	NAP			No outstanding loans in this group
Underwriter's Information		1	9,334,399.21	2.30%	1	5.1115	1.340000
	12 months or less	11	354,883,934.23	87.35%	(12)	4.4797	1.376333
	13 months to 24 months	1	10,604,484.24	2.61%	1	5.2720	1.620000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	15	406,289,170.55	100.00%	(10)	4.5653	1.376330
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30306491	OF	Sunnyvale	CA	Actual/360	5.035%	421,631.65	165,453.33	0.00	N/A	01/06/24	--	100,488,976.80	100,323,523.50	12/06/23
3	30306490	98	New York	NY	30/360	2.300%	162,021.09	10,897,435.90	0.00	12/06/18	12/06/26	--	84,532,743.94	73,635,308.04	09/06/23
4	30306494	OF	New York	NY	Actual/360	4.922%	265,313.00	107,132.31	0.00	N/A	01/06/24	--	64,684,192.55	64,577,060.24	10/06/23
6	30293155	OF	Los Angeles	CA	Actual/360	5.110%	138,157.18	64,320.56	0.00	N/A	01/06/24	--	32,443,957.26	32,379,636.70	12/06/23
7	30306482	OF	Albuquerque	NM	Actual/360	5.018%	127,820.73	71,199.18	0.00	N/A	01/06/24	--	30,569,981.42	30,498,782.24	12/06/23
9	30292948	OF	Winchester	VA	Actual/360	5.070%	102,759.51	24,321,777.98	0.00	N/A	12/05/23	--	24,321,777.98	0.00	12/05/23
12	30306472	MF	North Charleston	SC	Actual/360	4.980%	91,475.50	41,487.19	0.00	N/A	01/06/24	--	22,042,289.73	22,000,802.54	12/06/23
15	30306473	RT	Clarksville	IN	Actual/360	5.120%	63,660.28	34,292.01	0.00	N/A	01/06/24	--	14,920,378.08	14,886,086.07	11/06/23
16	30306485	LO	Chicago	IL	Actual/360	5.179%	60,804.43	14,088,687.62	0.00	N/A	12/06/23	--	14,088,687.62	0.00	12/06/23
22	30293124	LO	Springfield	OR	Actual/360	5.365%	52,280.87	26,027.85	0.00	N/A	01/06/24	--	11,693,763.74	11,667,735.89	12/06/23
23	30293185	MU	Bronx	NY	Actual/360	5.272%	46,753.01	37,323.48	0.00	N/A	01/06/24	--	10,641,807.72	10,604,484.24	09/06/23
25	30293253	LO	Lafayette	LA	Actual/360	5.250%	47,432.56	24,353.92	0.00	N/A	02/01/24	--	10,841,727.04	10,817,373.12	12/01/23
26	30293150	MF	Houston	TX	Actual/360	5.060%	46,459.08	23,670.09	0.00	N/A	01/06/24	--	11,017,964.22	10,994,294.13	12/06/23
28	30293175	MF	Bloomington	IN	Actual/360	5.112%	39,845.66	19,956.57	0.00	N/A	01/06/24	--	9,354,355.78	9,334,399.21	12/06/23
30	30306487	MF	Dallas	TX	Actual/360	5.479%	43,288.17	15,341.70	0.00	N/A	02/06/24	--	9,480,892.03	9,465,550.33	12/06/23
38	30306480	RT	Temecula	CA	Actual/360	5.481%	24,120.56	5,280,910.94	0.00	N/A	01/06/24	--	5,280,910.94	0.00	12/06/23
44	30293282	MF	Vandalia	OH	Actual/360	5.369%	16,852.43	3,766,606.53	0.00	N/A	02/06/24	--	3,766,606.53	0.00	12/06/23
46	30293147	RT	Everett	WA	Actual/360	5.512%	12,332.61	2,684,893.74	0.00	N/A	01/05/24	--	2,684,893.74	0.00	12/05/23
47	30293259	RT	Eustis	FL	Actual/360	5.347%	11,554.14	5,750.89	0.00	N/A	02/05/24	--	2,593,035.79	2,587,284.90	12/05/23
48	30293260	RT	Horn Lake	MS	Actual/360	5.517%	11,596.36	5,469.32	0.00	N/A	02/05/24	--	2,522,318.72	2,516,849.40	12/05/23
Totals							1,786,158.82	61,682,091.11	0.00				467,971,261.63	406,289,170.55
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	46,541,768.00	48,047,560.11	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,612,500.00	1,153,125.00	01/01/23	03/31/23	--	0.00	0.00	160,964.43	483,949.95	0.00	0.00
4	4,894,423.67	7,001,262.28	01/01/23	06/30/23	--	0.00	0.00	743,793.74	743,793.74	0.00	0.00
6	3,341,294.84	1,475,573.08	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,255,070.35	4,156,957.21	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,291,639.38	325,127.49	01/01/23	03/31/23	--	0.00	0.00	97,827.95	97,827.95	45,175.70	0.00
16	2,531,852.91	2,111,426.98	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,413,277.31	2,825,105.02	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,690,550.36	0.00	--	--	--	0.00	0.00	83,743.93	251,959.56	0.00	0.00
25	1,503,899.21	1,335,400.50	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	306,720.29	1,454,268.60	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,486,329.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	678,563.03	662,587.53	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	470,577.28	545,636.01	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	389,181.53	367,424.18	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	705,465.77	767,805.69	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	55,425.09	97,357.33	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	77,168,538.18	72,326,617.01				0.00	0.00	1,086,330.05	1,577,531.20	45,175.70	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
3	30306490	10,897,435.90	Partial Liquidation (Curtailment)	0.00	0.00
38	30306480	5,280,910.94	Payoff Prior to Maturity	0.00	0.00
44	30293282	3,766,606.53	Payoff Prior to Maturity	0.00	0.00
46	30293147	2,679,033.00	Payoff Prior to Maturity	0.00	0.00
Totals		22,623,986.37		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹									Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications				Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance		#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/12/23	0	0.00	2	84,239,792.28	0	0.00	0	0.00	0	0.00	0		0.00	1	10,897,435.90	3	11,726,550.47	4.565279%	4.546244%	(10)
11/10/23	1	10,641,807.72	1	84,532,743.94	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	4	29,678,432.55	4.580176%	4.558671%	(9)
10/13/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	4	40,478,677.90	4.610281%	4.588785%	(7)
09/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	1	4,636,216.31	4.659512%	4.636066%	(6)
08/11/23	1	10,749,690.91	1	30,773,317.07	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	1	21,240,936.41	4.674898%	4.651530%	(4)
07/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	1	226,533.68	0	0.00	4.691683%	4.668531%	(3)
06/12/23	1	10,821,341.50	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	1	9,250.01	0	0.00	4.691471%	4.668319%	(2)
05/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.692115%	4.668961%	(1)
04/12/23	1	10,892,356.30	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	1	4,609.22	0	0.00	4.692841%	4.669684%	0
03/10/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	1	4,600.48	0	0.00	4.693494%	4.670334%	1
02/10/23	1	10,965,938.69	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	1	4,591.68	0	0.00	4.694287%	4.671124%	2
01/12/23	1	11,000,077.27	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	1	4,582.86	0	0.00	4.694928%	4.671763%	3
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																			Page 17 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	30306490	09/06/23	2	2	160,964.43	483,949.95	0.00	84,532,743.94	07/13/23	1
4	30306494	10/06/23	0	B	743,793.74	743,793.74	0.00	64,782,066.27	11/30/23	98
23	30293185	09/06/23	2	2	83,743.93	251,959.56	20,153.40	10,714,415.63	01/21/21	1
Totals					988,502.10	1,479,703.25	20,153.40	160,029,225.84
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0		0
0 - 6 Months		332,653,863	322,049,378	10,604,484			0
7 - 12 Months		0	0		0		0
13 - 24 Months		0	0		0		0
25 - 36 Months		73,635,308	0	73,635,308			0
37 - 48 Months		0	0		0		0
49 - 60 Months		0	0		0		0
> 60 Months		0	0		0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure

Dec-23	406,289,171	322,049,378	0	84,239,792		0	0
Nov-23	467,971,262	372,796,710	10,641,808	84,532,744		0	0
Oct-23	498,353,950	498,353,950	0	0		0	0
Sep-23	539,747,634	539,747,634	0	0		0	0
Aug-23	548,119,124	506,596,116	10,749,691	30,773,317		0	0
Jul-23	570,261,345	570,261,345	0	0		0	0
Jun-23	571,490,961	560,669,619	10,821,342	0		0	0
May-23	572,431,516	572,431,516	0	0		0	0
Apr-23	573,426,300	562,533,944	10,892,356	0		0	0
Mar-23	574,353,678	574,353,678	0	0		0	0
Feb-23	575,480,655	564,514,716	10,965,939	0		0	0
Jan-23	576,398,951	565,398,873	11,000,077	0		0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.								Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30306490	73,635,308.04	84,532,743.94	400,000,000.00	11/01/13	1,153,125.00	1.03000	03/31/23	12/06/26	I/O
4	30306494	64,577,060.24	64,782,066.27	107,000,000.00	11/19/13	6,505,306.28	1.46000	06/30/23	01/06/24	241
15	30306473	14,886,086.07	14,920,378.08	19,200,000.00	03/20/23	282,390.74	0.96000	03/31/23	01/06/24	240
23	30293185	10,604,484.24	10,714,415.63	21,600,000.00	10/15/13	1,635,423.36	1.62000	09/30/22	01/06/24	180
46	30293147	0.00	-	5,000,000.00	11/21/13	345,689.18	1.58000	09/30/23	01/05/24	240
Totals		163,702,938.59	174,949,603.92	552,800,000.00		9,921,934.56

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	30306490	98	NY	07/13/23	1

4	30306494	OF	NY	11/30/23	98

15	30306473	RT	IN	05/18/20	1

23	30293185	MU	NY	01/21/21	1

46	30293147	RT	WA	12/12/16	8

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	30306491	0.00	5.03496%	0.00	5.03496%	8	07/13/21	07/13/21	08/10/21
1	30306491	0.00	5.03496%	0.00	5.03496%	8	08/10/21	07/13/21	07/13/21
7	30306482	0.00	5.01750%	0.00	5.01750%	8	04/04/22	04/04/22	04/19/22
7	30306482	0.00	5.01750%	0.00	5.01750%	8	04/19/22	04/04/22	04/04/22
15	30306473	0.00	5.12000%	0.00	5.12000%	10	09/22/21	01/06/21	10/19/21
15	30306473	0.00	5.12000%	0.00	5.12000%	10	10/19/21	01/06/21	09/22/21
16	30306485	0.00	5.17900%	10,000,000.00	5.17900%	8	03/16/21	03/04/21	03/16/21
25	30293253	11,668,604.02	5.25000%	11,668,604.02	5.25000%	8	08/26/20	08/26/20	09/03/20
25	30293253	0.00	5.25000%	0.00	5.25000%	8	09/03/20	08/26/20	08/26/20
Totals		11,668,604.02		21,668,604.02
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
11	30306483	11/15/21	23,716,522.11	37,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
20	30293177	01/12/18	11,988,075.14	6,125,000.00	5,776,179.29	1,019,115.88	5,776,179.29	4,757,063.41	7,231,011.73	0.00	204,317.37	7,026,694.36	49.83%
27	30293252	05/11/18	10,265,031.49	5,990,000.00	5,625,477.16	2,003,149.42	5,625,477.16	3,622,327.74	6,642,703.75	0.00	119,852.15	6,522,851.60	50.80%
32	30293281	03/11/22	6,858,652.48	7,600,000.00	4,231,599.07	2,736,451.02	4,231,599.07	1,495,148.05	5,363,504.43	0.00	84,651.62	5,278,852.81	58.65%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			52,828,281.22	56,715,000.00	15,633,255.52	5,758,716.32	15,633,255.52	9,874,539.20	19,237,219.91	0.00	408,821.14	18,828,398.77

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
11	30306483	11/26/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	30293177	07/12/18	0.00	0.00	7,026,694.36	0.00	0.00	(204,317.37)	0.00	0.00	7,026,694.36
		01/12/18	0.00	0.00	7,231,011.73	0.00	0.00	7,231,011.73	0.00	0.00
27	30293252	07/10/20	0.00	0.00	6,522,851.60	0.00	0.00	135.00	0.00	0.00	6,522,851.60
		12/12/18	0.00	0.00	6,522,716.60	0.00	0.00	(119,987.15)	0.00	0.00
		05/11/18	0.00	0.00	6,642,703.75	0.00	0.00	6,642,703.75	0.00	0.00
32	30293281	07/12/23	0.00	0.00	5,278,852.81	0.00	0.00	(84,651.62)	0.00	0.00	5,278,852.81
		03/11/22	0.00	0.00	5,363,504.43	0.00	0.00	5,363,504.43	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	18,828,398.77	0.00	0.00	18,828,398.77	0.00	0.00	18,828,398.77

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	17,610.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	3,108.41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	783.09	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	2,217.04	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(17.23)	0.00	0.00	0.00
Total	0.00	0.00	22,936.44	0.00	783.09	0.00	0.00	0.00	(17.23)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		23,702.30

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26